Share Repurchase Program	9 Months Ended
Sep. 30, 2025
Disclosure Text Block [Abstract]
Share Repurchase Program

12. Share Repurchase Program

In November 2023, the Board approved a share repurchase program (the “Share Repurchase Program”), authorizing the Company to repurchase up to $50,000 of common shares outstanding. During the nine months ended September 30, 2025, the Board authorized the Company to repurchase an additional $70,000 of common shares under the Share Repurchase Program. Under the Share Repurchase Program, management is authorized to purchase common shares from time to time through open market purchases or privately negotiated transactions at prevailing prices as permitted by securities laws and other legal requirements, and subject to market conditions and other factors.

During the three months ended September 30, 2025, the Company repurchased 1,467,935 of its common shares for consideration of $20,000, at an average price of $13.62 per share. No shares were repurchased during the three months ended September 30, 2024. During the nine months ended September 30, 2025 and 2024, the Company repurchased 3,572,340 and 1,675,815 of its common shares for consideration of $49,998 and $25,000, respectively, at an average price of $14.00 and $14.92 per share. These repurchases are recorded at cost as treasury shares within the unaudited consolidated statements of financial position and unaudited consolidated statements of shareholders' equity. As of September 30, 2025, a total of $27,081 remained available for future repurchases of our common shares under our Share Repurchase Program.